Goodwill	12 Months Ended
Mar. 31, 2024
Goodwill [Abstract]
GOODWILL

13.    GOODWILL

(i)     Goodwill arising from acquisition of Reitar Capital Partners Limited

In November of 2022, the Company acquired 100% equity interest in Reitar Capital Partners Limited, a limited liability company incorporated in the BVI, which owns 100% of Reitar Group, whose primary business is to provide asset management and investment, and professional consultancy services in the logistics sector (“Business Combination”). This Business Combination gave rise to the Company recognizing HK$34.1 million (US$4.4 million) in goodwill as the difference between the purchase price of HK$8.4 million (US$1.1 million) and the net liabilities as of the acquisition date of HK$25.7 million (US$3.3 million) of the acquisition target company, Reitar Capital Partners Limited. The Company used the book value of its own ordinary shares immediately before the Business Combination of HK$840.56 (US$107.31) per share as the measure of the fair market value of each share of the 10,000 shares that the Company issued to the owners of Reitar Capital Partners Limited in the transaction in order to set forth a purchase price.

The Company determines the fair value of its reporting units using a discounted cash flow model, which utilizes key assumptions such as projected revenues, cost of revenues and operating expenses. These assumptions are determined by the Company’s management utilizing its internal operating plan, growth rates for revenues and operating expenses and margin assumptions. An additional key assumption under this approach is the discount rate, based on the weighted average cost of capital, which is adjusted for current risk-free rates of capital, current market interest rates, and the evaluation of a risk premium relevant to the business segment.

The Company’s goodwill is tested for impairment at least on an annual basis, on the last day of the fourth quarter of the fiscal year and whenever events or changes in circumstances indicate the carrying value of a reporting unit may not be recoverable. When necessary, the Company records charges for impairments of goodwill for the amount by which the carrying amount of the respective reporting unit exceeds its fair value. However, the loss recognized should not exceed the total amount of goodwill allocated to that reporting unit.

Goodwill is assigned to the reporting unit of the asset management and professional consultancy services. The carrying value of the reporting unit is determined by assigning the assets and liabilities, including the existing goodwill, to the reporting unit.

As of March 31, 2024, the Company performed a qualitative and quantitative annual assessment for goodwill impairment. Based on its qualitative analysis, which considered the reporting unit results, projections and additional business and industry specific considerations, the Company performed a further revision of the estimates of the fair value of both reporting units. As part of this analysis, the Company also considered the potential impacts of the sensitivity of estimates and assumptions. The material assumptions used for the goodwill annual impairment test for the segment were five years of projected net cash flows, a weighted average cost of capital rate of 13.24% and a long-term growth rate of 2%. The Company considered historical rates and current market conditions when determining the discount and growth rates to use in its analyses. If these estimates or their related assumptions change in the future, the Company may be required to record impairment charges for its goodwill. As required by ASC 820, “Fair Value Measurements and Disclosures,” the Company applies assumptions that marketplace participants would consider in determining the fair value of its reporting unit.

As a result of the impairment assessment, the Company concluded that the fair value of the reporting unit exceeds its carrying value, and therefore the Company did not record any goodwill impairment charges for the year ended March 31, 2024.

(ii)    Goodwill arising from acquisition of Alvin Design

On September 11, 2023, the Company acquired Alvin Design, a limited liability company incorporated in Hong Kong at a consideration of HK$1.5 million (US$191,551). Alvin Design is a dormant company at the date of acquisition and it owns certificate of registration of general building constructor, specialist constructor on demolition and site formation works. A goodwill of HK$1.5 million (US$191,551) was recorded at the date of acquisition.

As of March 31, 2024, the Company performed a qualitative and quantitative annual assessment for goodwill impairment. Based on its qualitative analysis, which considered the reporting unit results, projections and additional business and industry specific considerations, the Company believes that the operation of Alvin Design is in an early stage and it is uncertain whether it will generate economic benefit in the foreseeable future. As such, the Company recognizes goodwill impairment of HK$1,500,000 (US$191,671) during the year ended March 31, 2024.